FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Allowances for ECL determined for the different classes of financial assets developed (Details) - Allowances - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trade receivables | - not credit impaired
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Opening Balance	€ (137)	€ (19)
Additions		(118)
Utilization	14
Closing Balance	(123)	(137)
Trade receivables | - credit impaired
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Opening Balance	(569)	(652)
Additions		(198)
Utilization	193	(11,425)
Reversal		11,706
Closing Balance	€ (376)	(569)
Shareholder and other loans | - credit impaired
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Opening Balance		(1,445)
Reversal		€ 1,445